Consolidated Statements of Cashflows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
OPERATING ACTIVITIES
Net income for the year	$ 21,553	$ 23,796
Items not involving cash
Depletion and depreciation	45,408	46,352
Accretion expense	751	590
Income taxes	37,401	20,175
Interest expense (income), net	662	(566)
Share based payments expense, net of cash settlements	12,284	4,567
Share of loss from associates	76	225
Unrealized foreign exchange loss	1,400	169
Investment gains	(3,306)	(11,024)
Unrealized loss on derivatives	178	2,646
Write-downs and other	1,599	5,517
Total adjustments to reconcile profit (loss)	131,262	103,912
Trade and other receivables	10,258	(14,309)
Prepaid expenses	161	1,621
Inventories	(25,659)	(3,889)
Trade and other payables	6,122	3,021
Closure and reclamation payments	(341)	(352)
Cash provided by operating activities	121,803	90,004
Income taxes paid	(28,186)	(31,521)
Interest paid	(547)	(824)
Interest received	315	2,493
Net cash provided by operating activities	93,385	60,152
INVESTING ACTIVITIES
Proceeds from short-term investments		72,151
Additions to mineral properties, plant and equipment	(24,116)	(28,473)
Expenditures on Lindero construction	(80,782)	(186,800)
Capitalized interest on Lindero construction	(9,431)	(6,005)
Deposits and advances to contractors	(4,729)	(19,743)
Advances applied to Lindero construction and other expenditures	15,450	50,650
Purchases of investments	(7,269)	(45,145)
Proceeds from sale of investments	10,575	56,169
Proceeds from sale of assets	72	229
Additions to long-term receivables	(13,419)	(35,394)
Cash used in investing activities	(113,649)	(142,361)
FINANCING ACTIVITIES
Transaction costs on convertible debentures (note 17(b))		(2,490)
Proceeds from credit facility (note 17(a))	65,000	40,000
Repayment of credit facility (note 17(a))	(55,000)
Proceeds from convertible debentures (note 17(b))		46,000
Proceeds from issuance of common shares	70,011
Share issuance costs	(3,358)
Payments of lease obligations	(7,747)	(8,385)
Cash provided by financing activities	68,906	75,125
Effect of exchange rate changes on cash and cash equivalents	(148)	(15)
Increase (decrease) in cash and cash equivalents during the year	48,494	(7,099)
Cash and cash equivalents, beginning of the year	83,404	90,503
Cash and cash equivalents, end of the year	131,898	83,404
Lindero Reporting Segment [member]
Items not involving cash
Unrealized foreign exchange loss, Lindero construction (note 6)	$ 13,256	$ 11,465